Statement to Securityholder
Ally Auto Receivables Trust 2017-2

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/29/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-2

5. Collateral Summary	Collection Period, Begin:	9/1/2018
	Collection Period, End:	9/30/2018
6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2018
	Distribution Date:	10/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007HAA9	260,000,000.00	0.00	1.05000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02007HAB7	316,370,000.00	23,468,059.23	1.49000000	20,695,455.90	29,139.51	20,724,595.41	0.00	0.00	2,772,603.33
A-3	02007HAC5	316,370,000.00	316,370,000.00	1.78000000	0.00	469,282.17	469,282.17	0.00	0.00	316,370,000.00
A-4	02007HAD3	70,000,000.00	70,000,000.00	2.10000000	0.00	122,500.00	122,500.00	0.00	0.00	70,000,000.00
B	02007HAE1	21,420,000.00	21,420,000.00	2.33000000	0.00	41,590.50	41,590.50	0.00	0.00	21,420,000.00
C	02007HAF8	17,850,000.00	17,850,000.00	2.46000000	0.00	36,592.50	36,592.50	0.00	0.00	17,850,000.00
D	02007HAG6	13,260,000.00	13,260,000.00	2.93000000	0.00	32,376.50	32,376.50	0.00	0.00	13,260,000.00
Deal Totals		1,015,270,000.00	462,368,059.23		20,695,455.90	731,481.18	21,426,937.08	0.00	0.00	441,672,603.33

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	74.17915488	65.41535512	0.09210579	65.50746092	0.00000000	8.76379976
A-3	1,000.00000000	0.00000000	1.48333334	1.48333334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.75000000	1.75000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.94166667	1.94166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.05000000	2.05000000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.44166667	2.44166667	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	455.41388914
Ending Aggregate Note Pool Factor:	435.02969981

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/17/2018	10/14/2018	Actual/360	N/A	N/A	1.05000000	1.05000000	0.00
A-2	23,468,059.23	9/17/2018	10/14/2018	30/360	N/A	N/A	1.49000000	1.49000000	29,139.51
A-3	316,370,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	1.78000000	1.78000000	469,282.17
A-4	70,000,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.10000000	2.10000000	122,500.00
B	21,420,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.33000000	2.33000000	41,590.50
C	17,850,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.46000000	2.46000000	36,592.50
D	13,260,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.93000000	2.93000000	32,376.50

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	29,139.51	0.00	29,139.51	0.00
A-3	0.00	469,282.17	0.00	469,282.17	0.00
A-4	0.00	122,500.00	0.00	122,500.00	0.00
B	0.00	41,590.50	0.00	41,590.50	0.00
C	0.00	36,592.50	0.00	36,592.50	0.00
D	0.00	32,376.50	0.00	32,376.50	0.00
Deal Totals	0.00	731,481.18	0.00	731,481.18	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
4. Collections and Distributions

Collections
Receipts During the Period	22,161,858.30
Administrative Purchase Payments	48,280.06
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	207,189.23
Other Fees or Expenses Paid	0.00
Total Collections	22,417,327.59

Beginning Reserve Account Balance	2,549,630.74
Total Available Amount	24,966,958.33

Distributions
Total Available Amount	24,966,958.33
Basic Servicing Fee	396,355.12
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	620,921.68
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	41,590.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	36,592.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	32,376.50
Fourth Priority Principal Distributable Amount	7,437,376.06
Reserve Account Deposit	2,549,630.74
Noteholders' Regular Principal Distributable Amount	13,258,079.84
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	592,535.39

Supplemental Servicing Fees	42,229.43
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	11,700.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	67,771	42,859	41,744
	Aggregate Receivables Principal Balance	1,019,852,295.52	475,626,139.07	454,930,683.17
	Aggregate Amount Financed	1,019,852,295.52	475,626,139.07	454,930,683.17
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.
B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.39000000	5.50775245	5.51246527	65.45	66.48	66.54	52.20	38.76	38.05

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.42%	1.14%	1.42%	1.31%	1.19%	1.32%	1.12%	1.32%	1.19%	1.09%	1.31%	1.12%	1.34%	1.30%	1.22%	1.18%	1.25%	1.32%	1.05%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	465,278,411.12	39	259,074.97	6,642.95	0.6682%	41,744	176	0.4216%
Preceding	487,721,745.85	57	281,502.09	4,938.63	0.6926%	42,859	144	0.3360%
Next Preceding	511,883,318.41	39	233,199.91	5,979.48	0.5467%	44,147	144	0.3262%
Third Preceding	535,957,221.07	47	265,207.22	5,642.71	0.5938%	Three Month Average		0.3613%
Four Month Average					0.6253%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,019,852,295.52	4,857,987.88	0.4763%	31 - 60 days	544	6,897,309.46	1.5161%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	142	1,739,084.08	0.3823%
Trust 2017-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	34	343,939.44	0.0756%
				> 120 days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		347	3,394,457.71
				Current Period		54	578,457.72
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		55	179,979.80
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		346	3,792,935.63

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,549,630.74	2,549,630.74	0.00	0.00	0.00	2,549,630.74	2,549,630.74

Statement to Securityholder
Ally Auto Receivables Trust 2017-2
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,582,295.52
Current Overcollateralization	13,258,079.84
Overcollateralization Target	13,258,079.84

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.01%	0.08%	0.09%	0.14%	0.19%	0.21%	0.23%	0.26%	0.27%	0.34%	0.35%	0.30%	0.26%	0.25%	0.24%	0.37%	0.35%	0.38%	0.46%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2017-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-2 will perform in the future.